Warrant Liabilities	12 Months Ended
Dec. 31, 2023
Warrant Liabilities [Abstract]
Warrant Liabilities	Warrant Liabilities
Upon consummation of the Business Combination, the Company assumed 30,499,990 Warrants to purchase the Company's Common Stock, comprised of 19,999,990 public warrants, originally issued by ABIC as part of ABIC’s IPO of units (the “Public Warrants”) and 10,500,000 of outstanding warrants originally issued in a private placement in connection with the IPO of ABIC (the “Private Placement Warrants”), collectively with the Public Warrants, the “Warrants”). The Warrants expire five years from the completion of the Business Combination. There were 19,865,207 and 19,999,990 Public Warrants outstanding as of December 31, 2023 and 2022, respectively, and 10,500,000 Private Warrants outstanding as of both December 31, 2023 and 2022.
Each Warrant entitles the registered holder to purchase one share of Common Stock at a price of $11.50 per share. A Warrant holder may exercise its Warrants only for a whole number of shares of Common Stock. This means only a whole Warrant may be exercised at a given time by a Warrant holder. No fractional Warrants were issued upon separation of the units and only whole warrants trade. The Company will receive the proceeds from the exercise of any warrants in cash. The Warrants will expire five years after the completion of the Business Combination, or earlier upon redemption or liquidation.
Public Warrants
Redemption of Warrants when the price per Common Stock share equals or exceeds $18.00: The Company may redeem the outstanding Warrants (except as described with respect to the Private Placement Warrants):
•in whole and not in part;
•at a price of $0.01 per Warrant;
•upon not less than 30 days’ prior written notice of redemption; and
•if, and only if, the reported last sales price of the Company’s Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the Warrant holders.
Redemption of Warrants when the price per Common Stock share equals or exceeds $10.00: Once the Warrants become exercisable, the Company may redeem the outstanding Warrants:
•in whole and not in part;
•at $0.10 per Warrant upon a minimum 30 days’ prior written notice of redemption provided that holders will be able to exercise their Warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to the agreed table, based on the redemption date and the “fair market value” of Common Stock;
•if, and only if, the closing price of the shares of Common Stock equals or exceeds $10.00 per share (as adjusted for adjustments to the number of shares issuable upon exercise or the exercise price of a Warrant) for any 20 trading days within the 30-trading day period ending three trading days before we send the notice of redemption to the Warrant holders; and
•if the closing price of the shares of Common Stock for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which we send the notice of redemption to the Warrant holders is less than $18.00 per share (as adjusted for adjustments to the number of shares issuable upon exercise or the exercise price of a Warrant), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Warrants, as described above.
Private Placement Warrants
The Private Placement Warrants have terms and provisions that are similar to those of the Public Warrants, including as to the exercise price, exercisability and exercise period. The Private Placement Warrants will not be redeemable by the Company so long as they are (i) held by the initial purchasers of the Private Placement Warrants or its permitted transferees and (ii) the reference value exceeds $18.00 per share. The initial Private Placement Warrant purchasers, or its permitted transferees, have the option to exercise the Private Placement Warrants on a cashless basis if the reference value is between $10.00 and $18.00. If the Private Placement Warrants are held by holders other than the AEA-Bridges Impact Sponsor, LLC (the “Sponsor”) or its permitted transferees, the Private Placement Warrants will be redeemable by the Company in all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants.
During the year ended December 31, 2023, there were no redemptions and 135 thousand exercises of the Public Warrants and no redemptions or exercises of the Private Warrants. There were no redemptions or exercises of the Public or Private Warrants during in the period subsequent to the Business Combination in 2022.
The Company recognized expense of $4,020 thousand and income of $5,033 thousand as a change in fair value of warrant liabilities in the Consolidated statements of operations and comprehensive loss for years ended December 31, 2023 and 2022, respectively. The Company determined the Public Warrants and Private Placement Warrants do not meet the criteria to be classified in stockholders’ equity and the fair value of the warrants should be classified as a liability. At December 31, 2023 and 2022, the Company’s Warrant liability was $12,319 thousand and $8,388 thousand, respectively.